Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Of Financial Position [Abstract]
Prepaid Expense To Related Party Current	$ 354	$ 366
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Issued	71,139,402	57,281,861
Common Stock, Shares, Outstanding	71,139,402	57,281,861